Submission	Nov. 21, 2025
Submission [Line Items]
Central Index Key	0000943819
Registrant Name	ResMed Inc
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A